CONVERTIBLE NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes Payable Disclosure [Abstract]
Notes Payable Disclosure [Text Block]
NOTE 6 – CONVERTIBLE NOTES PAYABLE

We have executed convertible notes with our chief executive officer pursuant to which we have borrowed an aggregate of $0.2 million ($0.1 million principal balance outstanding at June 30, 2012). The notes bear an interest rate of 4.2% and matured at various dates through December 6, 2011. Accrued interest at June 30, 2013 and December 31, 2012 was approximately $24,000 and $21,000, respectively. The notes and accrued interest are convertible, at the option of the holder, into shares of our common stock at a conversion price of $0.50 per share.

NOTE 7 - CONVERTIBLE NOTES PAYABLE

We have executed convertible notes with our chief executive officer pursuant to which we have borrowed an aggregate of $0.2 million ($0.1 million principal balance outstanding at December 31, 2012). The notes bear an interest rate of 4.2% and matured at various dates through December 6, 2011. Accrued interest at December 31, 2012 and 2011 was approximately $21,000